Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 35	$ 53